Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [abstract]
Schedule of Cost of Investment Property, Plant and Equipment
Cost of property, plant and equipment is as follows (in millions of Mexican pesos):

	Land	Buildings	Machinery and equipment	Transportation equipment	Furniture, mixtures and computer equipment	Constructions and machinery in-progress	Total

Balance as of December 31, 2016	1,105	4,859	22,560	155	129	3,293	32,101

Additions		36	2,817	4	2	181	3,040
Translation adjustments	(11)	(119)	(572)	(1)	(2)	(40)	(745)
Balance as of December 31, 2017	1,094	4,776	24,805	158	129	3,434	34,396

Additions	137	90	1,305	1	11	1,370	2,914
Translation adjustments	(14)	(186)	(543)		(1)	(4)	(748)
Balance as of December 31, 2018	$1,217	$4,680	$25,567	$159	$139	$4,800	$36,562

Schedule of Accumulated Depreciation of Property, Plant and Equipment
Accumulated depreciation of property, plant and equipment is as follows (in millions of Mexican pesos):

	Buildings	Machinery and equipment	Transportation equipment	Furniture, mixtures and computer equipment	Total

Balance as of December 31, 2016	1,005	16,457	78	70	17,610

Depreciation expense	35	1,297	3	6	1,341
Translation effects	(7)	(280)	(1)	(4)	(292)
Balance as of December 31, 2017	1,033	17,474	80	72	18,659

Depreciation expense	37	1,057	3	5	1,102
Translation effects	(15)	(151)	(2)	(2)	(170)
Balance as of December 31, 2018	$1,055	$18,380	$81	$75	$19,591

Schedule of Net Book Value of Property, Plant and Equipment
The net book value of property, plant and equipment is as follows (in millions of Mexican pesos):

Net Book Value:	Land	Buildings	Machinery and Equipment	Transportation equipment	Furniture, mixtures and computer equipment	Constructions and machinery in-progress	Total

Balance as of December 31, 2016	$1,105	$3,854	$6,103	$77	$59	$3,293	$14,491

Balance as of December 31, 2017	$1,094	$3,743	$7,331	$78	$57	$3,434	$15,737

Balance as of December 31, 2018	$1,217	$3,625	$7,187	$78	$64	$4,800	$16,971